EMPLOYEE BENEFIT PLANS AND POSTRETIREMENT BENEFITS (Tables)	6 Months Ended
Jun. 30, 2019
Postemployment Benefits [Abstract]
Summary of Net Periodic Benefit Cost
The following table summarizes the components of net periodic benefit cost of CNH Industrial’s defined benefit pension plans and postretirement health and life insurance plans for the three and six months ended June 30, 2019 and 2018:

	Pension		Healthcare		Other
	Three Months Ended June 30,		Three Months Ended June 30,		Three Months Ended June 30,
	2019	2018	2019	2018	2019	2018
	(in millions)
Service cost	$6	$7	$2	$1	$3	$4
Interest cost	19	18	4	5	1	—
Expected return on assets	(25)	(29)	(2)	(2)	—	—
Amortization of:
Prior service credit	—	(1)	(30)	(20)	1	—
Actuarial loss	17	19	—	1	—	1
Net periodic benefit cost	$17	$14	$(26)	$(15)	$5	$5

	Pension		Healthcare		Other
	Six Months Ended June 30,		Six Months Ended June 30,		Six Months Ended June 30,
	2019	2018	2019	2018	2019	2018
	(in millions)
Service cost	$12	$13	$3	$3	$6	$8
Interest cost	38	36	8	14	2	1
Expected return on assets	(50)	(57)	(4)	(4)	—	—
Amortization of:
Prior service credit	—	(1)	(60)	(21)	1	—
Actuarial loss	34	38	—	3	—	1
Net periodic benefit cost	$34	$29	$(53)	$(5)	$9	$10